UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stadia Capital, LLC
Address: 140 East 45th Street
         31st Floor
         New York, NY  10017

13F File Number:  28-10363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John A. Rogers
Title:     Chief Financial Officer
Phone:     (212) 872-3900

Signature, Place, and Date of Signing:

     John A. Rogers     New York, NY     February 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         4

Form13F Information Table Entry Total:     52

Form13F Information Table Value Total:     $324,520 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-11186                      Stadia Capital Master Fund, Ltd.
2    28-10732                      Stadia Capital Partners QP, LP
3    28-10825                      Stadia Capital Associates, LLC
4    28-11208                      Stadia Consumer Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AERCAP HOLDINGS NV             SHS              N00985106     7765   335000 SH       DEFINED 1  2  3             0   335000        0
AEROPOSTALE                    COM              007865108     9230   299000 SH       DEFINED 1  2  3  4          0   299000        0
ALLTEL CORP                    COM              020039103     6435   106405 SH       DEFINED 1  2  3             0   106405        0
AMERISTAR CASINOS INC          COM              03070Q101    20410   663967 SH       DEFINED 1  2  3  4          0   663967        0
AMVESCAP PLC                   SPONSORED ADR    03235E100     6219   252297 SH       DEFINED 1  2  3             0   252297        0
ARCH CAP GROUP LTD             ORD              G0450A105     1378    20382 SH       DEFINED 1  2  3             0    20382        0
BAIDU COM INC                  SPON ADR REP A   056752108    13185   117000 SH       DEFINED 1  2  3  4          0   117000        0
BARE ESCENTUALS INC            COM              067511105     8482   273000 SH       DEFINED 1  2  3  4          0   273000        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207       66       18 SH       DEFINED                     0       18        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108    15069      137 SH       DEFINED 1  2  3             0      137        0
BOYD GAMING CORP               COM              103304101     8473   187000 SH       DEFINED 1  2  3  4          0   187000        0
BRISTOL WEST HLDGS INC         COM              11037M105      119     7500 SH       DEFINED                     0     7500        0
CASH SYSTEMS INC               COM              14756B102     9694  1329710 SH       DEFINED 1  2  3  4          0  1329710        0
CONSTELLATION ENERGY GROUP I   COM              210371100     5510    80000 SH       DEFINED 1  2  3             0    80000        0
CORNING INC                    COM              219350105    12951   692200 SH       DEFINED 1  2  3             0   692200        0
CROWN CASTLE INTL CORP         COM              228227104        7     1414 SH  CALL DEFINED 1  2  3             0     1414        0
DECKERS OUTDOOR CORP           COM              243537107    20200   336946 SH       DEFINED 1  2  3  4          0   336946        0
EQUITABLE RES INC              COM              294549100     8405   201315 SH       DEFINED 1  2  3             0   201315        0
EXCO RESOURCES INC             COM              269279402    10744   635378 SH       DEFINED 1  2  3             0   635378        0
FEDERATED DEPT STORES INC DE   COM              31410H101     8541   223997 SH       DEFINED 1  2  3  4          0   223997        0
FINISH LINE INC                CL A             317923100       12     2464 SH  CALL DEFINED 1  2  3  4          0     2464        0
FIRST MERCURY FINANCIAL CORP   COM              320841109       47     2000 SH       DEFINED                     0     2000        0
FIRST REP BK SAN FRANCISCO     COM              336158100     3645    93271 SH       DEFINED 1  2  3             0    93271        0
GAP INC DEL                    COM              364760108       96     2400 SH  CALL DEFINED 1  2  3  4          0     2400        0
GOLDMAN SACHS GROUP INC        COM              38141G104       70      350 SH       DEFINED                     0      350        0
GOOGLE INC                     CL A             38259P508    14471    31425 SH       DEFINED 1  2  3  4          0    31425        0
HEWLETT PACKARD CO             COM              428236103       69     1675 SH       DEFINED                     0     1675        0
ICONIX BRAND GROUP INC         COM              451055107    14247   734767 SH       DEFINED 1  2  3  4          0   734767        0
IMPAC MTG HLDGS INC            COM              45254P102       70     7032 SH  PUT  DEFINED 1  2  3             0     7032        0
INVESTMENT TECHNOLOGY GRP NE   COM              46145F105    10287   239912 SH       DEFINED 1  2  3             0   239912        0
ISHARES INC                    MSCI JAPAN       464286848       89     6250 SH       DEFINED                     0     6250        0
ISHARES TR                     RUSSELL 2000     464287655      385     3500 SH  PUT  DEFINED 1  2  3             0     3500        0
LABRANCHE & CO INC             COM              505447102      418     4916 SH  PUT  DEFINED 1  2  3             0     4916        0
LONGS DRUG STORES CORP         COM              543162101    13985   330000 SH       DEFINED 1  2  3             0   330000        0
MASSEY ENERGY CORP             COM              576206106        5     1000 SH  CALL DEFINED 1  2  3             0     1000        0
MICROSOFT CORP                 COM              594918104       42     1406 SH       DEFINED                     0     1406        0
MRV COMMUNICATIONS INC         COM              553477100     5147  1454028 SH       DEFINED 1  2  3             0  1454028        0
NASDAQ 100 TR                  UNIT SER 1       631100104      750    15000 SH  PUT  DEFINED 1  2  3             0    15000        0
NETEASE COM INC                SPONSORED ADR    64110W102     6168   330000 SH       DEFINED 1  2  3  4          0   330000        0
NEWS CORP                      CL A             65248E104     8184   381000 SH       DEFINED 1  2  3  4          0   381000        0
NII HLDGS INC                  CL B NEW         62913F201    13974   216849 SH       DEFINED 1  2  3             0   216849        0
PATTERSON UTI ENERGY INC       COM              703481101     9933   427600 SH       DEFINED 1  2  3             0   427600        0
QUALCOMM INC                   COM              747525103     4724   125000 SH       DEFINED 1  2  3             0   125000        0
RANGE RES CORP                 COM              75281A109     5851   213087 SH       DEFINED 1  2  3             0   213087        0
SBA COMMUNICATIONS CORP        COM              78388J106     7652   278260 SH       DEFINED 1  2  3             0   278260        0
SIRONA DENTAL SYSTEMS INC      COM              82966C103       69     1800 SH       DEFINED                     0     1800        0
SOUTHWESTERN ENERGY CO         COM              845467109     3575   102000 SH       DEFINED 1  2  3             0   102000        0
STREETTRACKS GOLD TR           GOLD SHS         863307104    10534   166650 SH       DEFINED 1  2  3             0   166650        0
SUNTECH PWR HLDGS CO LTD       ADR              86800C104     4761   140000 SH       DEFINED 1  2  3             0   140000        0
WASHINGTON MUT INC             COM              939322103     1531     4504 SH  CALL DEFINED 1  2  3             0     4504        0
WILLBROS GROUP INC             COM              969199108     3621   191594 SH       DEFINED 1  2  3             0   191594        0
ZENITH NATL INS CORP           COM              989390109     7225   154019 SH       DEFINED 1  2  3             0   154019        0